CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012	Dec. 31, 2011
Current Assets:
Cash and Cash Equivalents	$ 326,603	$ 147,364
Inventory	478,499	495,821
Accounts Receivable-Net of Allowance for Doubtful Accounts	353,993	899,493
Loans Receivable - Employees	6,033	23,360
Prepaid Expenses - Short Term	211,738	241,208
Prepaid Taxes	900,863	792,301
Deferred Tax Asset - Short Term	321,084	300,170
Total Current Assets	2,598,813	2,899,717
Property and Equipment - Net of Accumulated Depreciation	340,096	411,823
Intangible Assets - Net of Accumulated Amortization	2,318,619	2,387,801
Prepaid Expenses - Long Term	26,679	111,259
Deferred Tax Asset - Long Term	6,491,153	3,141,176
Other Assets	0	26,000
Total Assets	11,775,360	8,977,776
Liabilities:
Accounts Payable and Accrued Expenses	7,023,657	5,035,136
Notes Payable-Related Parties: Short-term	5,032,942	1,775,561
Other Amounts due to Related Parties	0	602,948
Deferred Tax Liability - Current	69,648	69,648
Derivative Liability	188,475	0
Total Current Liabilities	12,314,722	7,483,293
Notes Payable-Related Parties: Long-term (Net of discount of $149,739)	385,709	0
Deferred Income Taxes	1,076,965	887,050
Total Liabilities	13,777,396	8,370,343
Shareholders' Equity (Deficit):
Preferred stock, $0.001 par value; 20,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value; 100,000,000 shares authorized, 23,008,782 and 21,949,576 shares issued and outstanding at December 31, 2012 and December 31, 2011, respectively	23,009	21,950
Additional Paid-In Capital	11,659,744	4,684,095
Accumulated Deficit	(13,684,789)	(4,098,612)
Total Shareholders' Equity (Deficit)	(2,002,036)	607,433
Total Liabilities and Shareholders' Equity (Deficit)	$ 11,775,360	$ 8,977,776